Debt - Additional Information (Detail)				3 Months Ended	12 Months Ended
	Dec. 19, 2024 USD ($)	May 12, 2022 USD ($)	Apr. 30, 2021 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt					$ 509,000	$ 0	$ 921,000
Repayment of revolving credit facility					38,500,000	25,000,000	114,600,000
Leverage ratio, maximum			4.25
Leverage ratio, step down, term one			3.75
Leverage ratio, step down, term two			3.00
Fixed charge coverage ratio			120.00%
Amortization payments year one percentage			5.00%
Amortization payments year two percentage			7.50%
Amortization payments year three percentage			10.00%
Amortization payments year four percentage			12.50%
Amortization payments year five percentage			15.00%
Cash paid for interest					11,700,000	12,800,000	9,300,000
Domestic Line of Credit | Term loan facility
Debt Instrument [Line Items]
Revolving credit facility	$ 85,000,000	$ 175,000,000	$ 150,000,000
Loss on extinguishment of debt					500,000		900,000
Write off of deferred financing fees					300,000		600,000
Debt instrument, fee amount					200,000		$ 300,000
Revolving Credit Facility | Domestic Line of Credit
Debt Instrument [Line Items]
Accordion feature amount	15,000,000	75,000,000	75,000,000
Accordion feature less the principal amount of incremental facilities		$ 75,000,000	$ 75,000,000
Net average secured leverage ratio		2.50	2.50
Revolving credit facility	125,000,000	$ 150,000,000	$ 125,000,000
Increase (decrease) in the size of revolving credit facility	$ 25,000,000	(25,000,000)
Annual capital spending cap		35,000,000
Capital project, amount		45,000,000
Repayment of revolving credit facility				$ 20,000,000
Leverage ratio, maximum	4.25
Leverage ratio, step down, term one	3.75
Leverage ratio, step down, term two	3.00
Long-term debt					50,500,000	0
Outstanding borrowings						0
Availability of borrowing					73,400,000
Debt instrument fee					800,000	1,000,000.0
Revolving Credit Facility | Foreign Line of Credit | China credit facility
Debt Instrument [Line Items]
Revolving credit facility								$ 11,000,000
Outstanding borrowings					0	0
Availability of borrowing					11,000,000
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Availability of borrowing					84,400,000
Bridge Loan | Domestic Line of Credit
Debt Instrument [Line Items]
Revolving credit facility	$ 10,000,000	10,000,000	10,000,000
Letter of Credit | Domestic Line of Credit
Debt Instrument [Line Items]
Revolving credit facility	$ 10,000,000	$ 10,000,000	$ 10,000,000
Outstanding borrowings					$ 1,100,000	$ 1,200,000